SHARE CAPITAL - Dividends Paid And Declared (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Dividends paid	$ 23.7	$ 19.0
Dividends declared in respect of the year	$ 28.8	$ 19.2
Dividend paid (in USD per share)	$ 0.03	$ 0.02
Dividend declared in respect of the year (in USD per share)	$ 0.03	$ 0.02